SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
CNY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	6.8980	7.1190
Foreign currency exchange rate translation	7.0061		7.2043
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	1	1
Foreign currency exchange rate translation	1		1
HKD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.8400	7.7809
Foreign currency exchange rate translation	7.7954		7.7771